Financial Risk Management and Fair Value of Financial Instruments - Disclosure Of Detailed Information About Financial Instruments Explanatory (Details) - Level 2 - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Aggregated cost basis
Financial risk management and fair value of financial instruments
Financial assets	¥ 82,323	¥ 1,662,401
Gross unrealized holding gain
Financial risk management and fair value of financial instruments
Financial assets	61,929	22,745
Aggregated fair value
Financial risk management and fair value of financial instruments
Financial assets	¥ 144,252	¥ 1,685,146